Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between total compensation “actually paid” to Robert J. Willett, our President and Chief Executive Officer, and our named executive officers (as calculated in accordance with Item 402(v) of Regulation
S-K)
and certain financial performance measures.

Year	Summary compensation table total for CEO (1)	Compensation actually paid to CEO (1)(2)(3)	Average summary compensation table total for non-CEO named executive officers (NEOs) (4)	Average compensation actually paid for non-CEO NEOs (3)(4)(5)	Value of initial fixed $100 investment based on:

					Total shareholder return (TSR)	Peer group TSR (6)	Net Income	Operating Margin (7)
2022	$7,257,424	($3,658,243)	$2,596,662	$(2,512,158)	$89.67	$100.58	$215,525,000	24.4%
2021	$10,534,520	$9,476,831	$1,019,293	$1,022,790	$147.25	$165.34	$279,881,000	30.4%
2020	$3,507,561	$10,822,671	$3,217,496	$6,041,660	$151.56	$139.59	$176,186,000	21.0%

(1)	Robert J. Willett was CEO in all of 2020, 2021 and 2022.
(2)	Mr. Willett’s compensation “actually paid” as presented above is calculated by deducting and adding the following amounts, in each case in accordance with Item 402(v)(2)(C) of Regulation S-K:

CEO Compensation “Actually Paid”	2022	2021	2020
Summary Compensation Table total for the covered fiscal year	$7,257,424	$10,534,520	$3,507,561
Less , Grant date fair value of awards reported in the Summary Compensation Table for the covered fiscal year	$6,200,799	$6,187,056	$3,322,440
Plus , Year-end fair value of awards granted for the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year	$3,294,711	$4,781,517	$7,043,400
Plus , Change in fair value of awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year (from prior fiscal year-end to covered fiscal year-end)	($6,805,316)	($363,960)	$4,023,900
Plus , Change in fair value of awards granted in prior years that vested in the covered fiscal year (from prior fiscal year-end to vesting date)	($1,204,263)	$711,810	($429,750)

Total Adjustments	($10,915,667)	($1,057,689)	$7,315,110

(3)
In 2020, 2021 and 2022, neither our CEO nor any
non-CEO
NEO had any awards that vested in the same year that they were granted, any awards granted in prior years that failed to meet the applicable vesting conditions, or any dividends or other earnings paid on equity awards in the covered fiscal year prior to vesting that are not reflected in total compensation for the applicable year, and therefore, no adjustments for those items were included in calculating compensation “actually paid.” Further, in 2020, 2021 and 2022, neither our CEO nor any non-CEO
NEO received any benefit under any defined benefit and actuarial plans and therefore, no adjustments for those items were included in calculating compensation “actually paid.”

(4)
In 2020, the
non-CEO
NEOs consisted of Robert J. Shillman, Paul D. Todgham, Carl W. Gerst III, Sheila M. DiPalma and Laura A. MacDonald. In 2021, the
non-CEO
NEOs consisted of Robert J. Shillman, Paul D. Todgham, Carl W. Gerst III and Sheila M. DiPalma. In 2022, the
non-CEO
NEOs consisted of Paul D. Todgham, Carl W. Gerst III, Sheila M. DiPalma and Joerg Kuechen.

(5)	Average non-CEO NEO compensation “actually paid” as presented above is calculated by deducting and adding the following amounts, in each case in accordance with Item 402(v)(2)(C) of Regulation S-K:

Average Non-CEO NEO Compensation “Actually Paid”	2022	2021	2020
Summary Compensation Table total for the covered fiscal year	$2,596,662	$1,019,293	$3,217,496
Less , Grant date fair value of awards reported in the Summary Compensation Table for the covered fiscal year	$2,158,091	$373,852	$2,682,912
Plus , Year-end fair value of awards granted for the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year	$1,382,138	$297,237	$4,517,875
Plus , Change in fair value of awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year (from prior fiscal year-end to covered fiscal year-end)	($3,519,480)	($183,252)	$1,098,685
Plus , Change in fair value of awards granted in prior years that vested in the covered fiscal year (from prior fiscal year-end to vesting date)	($813,386)	$263,363	($109,485)

Total Adjustments	($5,108,820)	$3,497	$2,824,163

(6)
Peer group total shareholder return shown in this column reflects the cumulative total shareholder return of the Research Data Group, Inc. Nasdaq Lab Apparatus & Analytical, Optical, Measuring & Controlling Instrument (SIC 3820-3829 US Companies) Index (the “Peer Index”).

(7)
Operating margin is defined as our operating income as a percentage of revenue. While we consider numerous financial and non-financial
performance measures for the purpose of evaluating and determining executive compensation, we consider operating margin, which is a primary factor used to determine annual cash incentive compensation for our NEOs, to be the most important performance measure used to link compensation “actually paid” to the NEOs to company performance.

Company Selected Measure Name	Operating margin
Named Executive Officers, Footnote [Text Block]
(4)
In 2020, the
non-CEO
NEOs consisted of Robert J. Shillman, Paul D. Todgham, Carl W. Gerst III, Sheila M. DiPalma and Laura A. MacDonald. In 2021, the
non-CEO
NEOs consisted of Robert J. Shillman, Paul D. Todgham, Carl W. Gerst III and Sheila M. DiPalma. In 2022, the
non-CEO
NEOs consisted of Paul D. Todgham, Carl W. Gerst III, Sheila M. DiPalma and Joerg Kuechen.

Peer Group Issuers, Footnote [Text Block]
(6)
Peer group total shareholder return shown in this column reflects the cumulative total shareholder return of the Research Data Group, Inc. Nasdaq Lab Apparatus & Analytical, Optical, Measuring & Controlling Instrument (SIC 3820-3829 US Companies) Index (the “Peer Index”).

PEO Total Compensation Amount	$ 7,257,424	$ 10,534,520	$ 3,507,561
PEO Actually Paid Compensation Amount	$ (3,658,243)	9,476,831	10,822,671
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	Mr. Willett’s compensation “actually paid” as presented above is calculated by deducting and adding the following amounts, in each case in accordance with Item 402(v)(2)(C) of Regulation S-K:

CEO Compensation “Actually Paid”	2022	2021	2020
Summary Compensation Table total for the covered fiscal year	$7,257,424	$10,534,520	$3,507,561
Less , Grant date fair value of awards reported in the Summary Compensation Table for the covered fiscal year	$6,200,799	$6,187,056	$3,322,440
Plus , Year-end fair value of awards granted for the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year	$3,294,711	$4,781,517	$7,043,400
Plus , Change in fair value of awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year (from prior fiscal year-end to covered fiscal year-end)	($6,805,316)	($363,960)	$4,023,900
Plus , Change in fair value of awards granted in prior years that vested in the covered fiscal year (from prior fiscal year-end to vesting date)	($1,204,263)	$711,810	($429,750)

Total Adjustments	($10,915,667)	($1,057,689)	$7,315,110

Non-PEO NEO Average Total Compensation Amount	$ 2,596,662	1,019,293	3,217,496
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,512,158)	1,022,790	6,041,660
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)	Average non-CEO NEO compensation “actually paid” as presented above is calculated by deducting and adding the following amounts, in each case in accordance with Item 402(v)(2)(C) of Regulation S-K:

Average Non-CEO NEO Compensation “Actually Paid”	2022	2021	2020
Summary Compensation Table total for the covered fiscal year	$2,596,662	$1,019,293	$3,217,496
Less , Grant date fair value of awards reported in the Summary Compensation Table for the covered fiscal year	$2,158,091	$373,852	$2,682,912
Plus , Year-end fair value of awards granted for the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year	$1,382,138	$297,237	$4,517,875
Plus , Change in fair value of awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year (from prior fiscal year-end to covered fiscal year-end)	($3,519,480)	($183,252)	$1,098,685
Plus , Change in fair value of awards granted in prior years that vested in the covered fiscal year (from prior fiscal year-end to vesting date)	($813,386)	$263,363	($109,485)

Total Adjustments	($5,108,820)	$3,497	$2,824,163

Tabular List [Table Text Block]
For Mr. Willett, the financial performance measures that the company has determined are most important to link his compensation “actually paid” to the company’s performance are:

•	revenue;

•	operating income;

•	operating margin; and

•	relative TSR.
For our
non-CEO
NEOs, the financial performance measures that the company has determined are most important to link compensation “actually paid” to the company’s performance are:

•	revenue;

•	operating income; and

•	operating margin.
Further information regarding our executive compensation program is provided above under the heading “Compensation Discussion and Analysis.”

Total Shareholder Return Amount	$ 89.67	147.25	151.56
Peer Group Total Shareholder Return Amount	100.58	165.34	139.59
Net Income (Loss)	$ 215,525,000	$ 279,881,000	$ 176,186,000
Company Selected Measure Amount	0.244	0.304	0.21
PEO Name	Robert J. Willett
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,915,667)	$ (1,057,689)	$ (7,315,110)
PEO [Member] | Grant date fair value of awards reported in the Summary Compensation Table for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,200,799	6,187,056	3,322,440
PEO [Member] | Yearend fair value of awards granted for the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,294,711	4,781,517	7,043,400
PEO [Member] | Change in fair value of awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year (from prior fiscal yearend to covered fiscal yearend) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,805,316)	(363,960)	4,023,900
PEO [Member] | Change in fair value of awards granted in prior years that vested in the covered fiscal year (from prior fiscal yearend to vesting date) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,204,263)	711,810	(429,750)
PEO [Member] | Mr. Willetts [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	revenue
PEO [Member] | Mr. Willetts [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	operating income
PEO [Member] | Mr. Willetts [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	operating margin
PEO [Member] | Mr. Willetts [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	relative TSR
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,108,820)	3,497	2,824,163
Non-PEO NEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	revenue
Non-PEO NEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	operating income
Non-PEO NEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	operating margin
Non-PEO NEO [Member] | Grant date fair value of awards reported in the Summary Compensation Table for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,158,091	373,852	2,682,912
Non-PEO NEO [Member] | Yearend fair value of awards granted for the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,382,138	297,237	4,517,875
Non-PEO NEO [Member] | Change in fair value of awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year (from prior fiscal yearend to covered fiscal yearend) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,519,480)	(183,252)	1,098,685
Non-PEO NEO [Member] | Change in fair value of awards granted in prior years that vested in the covered fiscal year (from prior fiscal yearend to vesting date) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (813,386)	$ 263,363	$ (109,485)